Deferred Income Tax Assets and Liabilities - Schedule of Reconciliation between Tax Expense and the Product (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation between Tax Expenses and the Product [Abstract]
Income tax expense calculated at the statutory income tax rate	29.50%	29.50%	29.50%
Income tax with effective rate	33.00%	31.00%	33.00%